Finance Costs (Details) - Schedule of Finance Costs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expense:
Bank borrowings	$ 564,250	$ 556,041	$ 543,098
Loan from shareholders	253,469	278,013	122,055
Lease liabilities	346	1,219	1,196
Total finance costs	$ 818,065	$ 835,273	$ 666,349